Other receivables and other payables - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Other Receivables
Right of recovery receivable	R 275	R 319		R 340
Rates and taxes receivable	93	106		105
Pre-paid royalties	322	336		364
Palladium hedge derivative asset	50	286		0
Other	139	127		49
Other receivables	879	1,174		858
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	879	1,174		858
Current portion of other receivables	(81)	(523)	[1]	(37)	[1]
Other receivables	R 798	R 651	[1]	R 821	[1]

[1]	* Restated — see note 1.5